CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
REVENUES	$ 163,425	$ 143,393	$ 314,773	$ 280,007
COST OF REVENUES (exclusive of amortization presented separately below)	40,548	34,974	75,961	67,859
GROSS MARGIN	122,877	108,419	238,812	212,148
EXPENSES
Sales and marketing	19,031	17,321	36,502	34,374
Research and development	23,909	21,738	46,100	41,805
General and administrative	16,522	14,591	31,470	28,035
Other charges (Note 19)	150	2,455	4,068	4,388
Amortization of intangible assets	17,419	15,484	32,443	30,158
TOTAL EXPENSES	77,031	71,589	150,583	138,760
INCOME FROM OPERATIONS	45,846	36,830	88,229	73,388
INTEREST EXPENSE	(243)	(340)	(516)	(677)
INVESTMENT AND OTHER INCOME	2,715	2,009	6,774	3,570
INCOME BEFORE INCOME TAXES	48,318	38,499	94,487	76,281
INCOME TAX EXPENSE (RECOVERY) (Note 17)
Current	11,477	12,252	23,795	19,873
Deferred	2,160	(1,869)	1,344	(1,061)
TOTAL INCOME TAX EXPENSE	13,637	10,383	25,139	18,812
NET INCOME	$ 34,681	$ 28,116	$ 69,348	$ 57,469
EARNINGS PER SHARE (Note 15)
Basic (in $ per share)	$ 0.41	$ 0.33	$ 0.81	$ 0.68
Diluted (in $ per share)	$ 0.40	$ 0.32	$ 0.80	$ 0.66
WEIGHTED AVERAGE SHARES OUTSTANDING (thousands)
Basic (in shares)	85,430	85,083	85,353	85,017
Diluted (in shares)	87,241	86,783	87,176	86,764